Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Leases [Abstract]
Operating Leases, Rent Expense, Net	$ 127.9	$ 125.5	$ 125.3
Operating Leases, Future Minimum Payments Due [Abstract]
2014	106.5
2015	80.2
2016	51.5
2017	36.2
2018	25.8
Thereafter	54.2
Operating Leases, Future Minimum Payments Due, Total	354.4
Unconditional Purchase Obligations [Abstract]
Unrecorded Unconditional Purchase Obligation	290.7
Term of Unrecorded Unconditional Purchase Obligation	the majority of these obligations are expected to be settled during 2014
Guarantor Obligations [Line Items]
Investment Funding Commitment	1.1
Loss Contingency [Abstract]
Loss Contingency for Product Liability, Workers Compensation and Other Personal Injury, Range Of Possible Loss, Minimum	222
Loss Contingency for Product Liability, Workers Compensation and Other Personal Injury, Range Of Possible Loss, Maximum	324
Loss Contingency Accrual, at Carrying Value	179
Loss Contingency for Product Liability, Workers Compensation and Other Personal Injury, Accrual, Gross	224
Estimated Amount Due from Insurers, Net	95
Estimated Amount Due from Insurers, Undiscounted	123
Loss Contingency for Product Liability, Workers Compensation and Other Personal Injury, Accrual, Weighted Average Discount Rate	4.67%
Loss Contingency for Product Liability, Workers Compensation and Other Personal Injury, Accrual, Discount Amount	45
Estimated Amount Due from Insurers, Discount Amount	28
Loss Contingency for Product Liability, Workers Compensation and Other Personal Injury, Net, Discount Amount	17
Loss Contingency Accrual, Product Liability, Gross, Divested Business	9
Accrual for Environmental Loss Contingencies Disclosure [Abstract]
Accrual for Environmental Loss Contingencies, Discount Rate	4.73%
Accrual for Environmental Loss Contingencies, Discount	5
Accrual For Environmental Loss Contingencies, Discount Accretion Period	30 years
Accrual for Environmental Loss Contingencies, Net	29	23
Performance Guarantee [Member] | Businesses Sold [Member]
Guarantor Obligations [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	4.8
Letters of Credit / Bank Guarantees [Member]
Guarantor Obligations [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	103.0
Guarantor Obligations, Term	Substantially all of these letters of credit and guarantees expire before 2020
Surety Bonds and Other Guarantees [Member]
Guarantor Obligations [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	52.8
Guarantor Obligations, Term	The expiration of these bonds and guarantees ranges through 2015.
Lease Residual Value Guarantee [Member]
Guarantor Obligations [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	$ 58.0